Property, plant and equipment - Summary of Exploration Drilling Costs Capitalised for Periods Greater Than One Year (Details) $ in Millions	Dec. 31, 2023 USD ($) project well
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	23
Projects, value	$ 1,618
Wells, number | well	64
Wells, value	$ 1,618
Between 1 and 5 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	13
Projects, value	$ 721
Wells, number | well	14
Wells, value	$ 353
Between 6 and 10 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	6
Projects, value	$ 704
Wells, number | well	22
Wells, value	$ 708
Between 11 and 15 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	2
Projects, value	$ 69
Wells, number | well	20
Wells, value	$ 390
Between 16 and 20 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	2
Projects, value	$ 124
Wells, number | well	8
Wells, value	$ 167